Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (14,845)	$ (51,080)
Other comprehensive loss:
Foreign currency translation adjustment	2,212	(10,968)
Comprehensive loss	$ (12,633)	$ (62,048)